INTANGIBLE - Changes in intangible assets with determined useful life (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 5,709,964	R$ 6,557,009
Additions	59,574	161,779
Amortization	754,478	1,008,824
Closing Balance	5,015,060	5,709,964
Cost
Changes in intangible assets other than goodwill [abstract]
Opening Balance	12,540,497
Closing Balance	12,598,915	12,540,497
Amortization
Changes in intangible assets other than goodwill [abstract]
Opening Balance	(6,830,533)
Closing Balance	R$ (7,583,855)	(6,830,533)
Non-competition agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	5.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,508
Closing Balance	R$ 4,275	4,508
Port concessions
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	3.94%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 632,253
Closing Balance	R$ 629,206	632,253
Supplier agreements
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	12.66%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 25,925
Closing Balance	R$ 14,814	25,925
Port service contracts
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	4.23%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 520,459
Closing Balance	R$ 498,436	520,459
Cultivars
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	14.28%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 20,391
Closing Balance	R$ 5,097	20,391
Trademarks and patents
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	8.35%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 170,306
Closing Balance	R$ 158,719	170,306
Customer portfolio
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	9.09%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 4,104,900
Closing Balance	R$ 3,489,164	4,104,900
Software
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	20.80%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 201,476
Closing Balance	R$ 201,680	201,476
Other
Disclosure of detailed information about intangible assets [table]
Amortisation rate, intangible assets other than goodwill	10.00%
Changes in intangible assets other than goodwill [abstract]
Opening Balance	R$ 29,746
Closing Balance	R$ 13,669	R$ 29,746